INITIAL PUBLIC OFFERING (Details) - $ / shares		4 Months Ended	6 Months Ended
	Dec. 07, 2020	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Price per share			$ 10.00
Number of shares issuable per warrant			1
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		1 year	12 months
Public Warrants expiration term		5 years
Stock price trigger for redemption of public warrants (in dollars per share)			$ 18.00
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days	30 days
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	34,500,000		34,500,000
Price per share	$ 10.00		$ 10.00
Number of shares in a unit	1		1
Number of warrants in a unit	0.25	0.25	0.25
Number of shares issuable per warrant	1		1
Exercise price of warrants	$ 11.50		$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,500,000		4,500,000
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Subsidiary, Sale of Stock [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00